Fees Summary	May 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,475,875.00
Previously Paid Amount	0.00
Total Fee Amount	480.03
Total Offset Amount	0.00
Net Fee	$ 480.03